UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Bluemonte Large Cap Core ETF

Ticker: BLUC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Large Cap Core ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Core ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 20.42% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund modestly underperformed the benchmark during the time period due to a combination of factors, including an underweight to the mid-cap space and a slight overweight to growth stocks.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Large Cap Core ETF	20.42%
S&P 500 Index (USD) (TR)Footnote Reference*	22.01%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Large Cap Core ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,404	$10,400
Sep/25	$11,261	$11,244
Dec/25	$11,519	$11,543
Mar/26	$10,810	$11,043
Apr/26	$12,042	$12,201

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$294,389,550	4	$395,556	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 ETF	40.1%
Vanguard Growth ETF	34.5%
iShares Morningstar U.S. Equity ETF	19.8%
Vanguard Value ETF	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Large Cap Core ETF: BLUC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLUC-AR-2026

Exchange Traded Concepts Trust

Bluemonte Large Cap Growth ETF

Ticker: BLGR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Large Cap Growth ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Growth ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 21.45% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund modestly underperformed the benchmark, largely due to its overweight to the large cap growth stocks as compared to the benchmark (33% of exposure versus 22%, respectively). In addition, the Fund is modestly underweight the mid-cap space, which had positive returns versus the benchmark.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Large Cap Growth ETF	21.45%
S&P 500 Index (USD) (TR)Footnote Reference*	22.01%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Large Cap Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,492	$10,400
Sep/25	$11,479	$11,244
Dec/25	$11,720	$11,543
Mar/26	$10,709	$11,043
Apr/26	$12,145	$12,201

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,565,415	4	$328,671	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 Growth ETF	51.8%
Schwab U.S. Large-Cap Growth ETF	25.6%
Vanguard Russell 1000 Growth ETF	12.7%
State Street SPDR Portfolio S&P 500 ETF	9.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Large Cap Growth ETF: BLGR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLGR-AR-2026

Exchange Traded Concepts Trust

Bluemonte Large Cap Value ETF

Ticker: BVAL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Large Cap Value ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Value ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 21.12% since its inception on June 20, 2025, while the S&P 500 Index, the Fund’s broad-based index, gained 22.01%.

The Fund underperformed the benchmark during the time period, due to an overweight towards small- and mid-cap stocks as well as an overweight towards value stocks, both of which outperformed the benchmark during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Large Cap Value ETF	21.12%
S&P 500 Index (USD) (TR)Footnote Reference*	22.01%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Large Cap Value ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,288	$10,400
Sep/25	$10,912	$11,244
Dec/25	$11,231	$11,543
Mar/26	$11,308	$11,043
Apr/26	$12,112	$12,201

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$245,655,312	4	$329,202	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 Value ETF	34.0%
Schwab U.S. Large-Cap Value ETF	29.7%
Vanguard Russell 1000 Value ETF	20.2%
State Street SPDR Portfolio S&P 500 ETF	15.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Large Cap Value ETF: BVAL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BVAL-AR-2026

Exchange Traded Concepts Trust

Bluemonte Dynamic Total Market ETF

Ticker: BLUX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Dynamic Total Market ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Dynamic Total Market ETF	$19	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 22.85% since its inception on June 20, 2025, while the S&P Total Market Index, the Fund’s broad based index, gained 22.06%.

The Fund has taken a relatively dramatic overweight towards the small cap segment of the market during this time period, which has largely driven outperformance. The large cap domestic space returned 20% whereas the small and mid-cap space returned approximately 30% over the same time period. The Fund is expected to maintain its overweight to small cap companies for the foreseeable future.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Dynamic Total Market ETF	22.85%
S&P Total Market Index (USD) (TR)Footnote Reference*	22.06%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Dynamic Total Market ETF	S&P Total Market Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,356	$10,394
Sep/25	$11,083	$11,248
Dec/25	$11,294	$11,513
Mar/26	$11,122	$11,054
Apr/26	$12,285	$12,206

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$501,551,274	4	$658,101	36%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio S&P 500 ETF	48.4%
Vanguard Russell 2000 ETF	30.9%
iShares Morningstar Small-Cap Value ETF	15.3%
Schwab U.S. Small-Cap ETF	5.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Dynamic Total Market ETF: BLUX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLUX-AR-2026

Exchange Traded Concepts Trust

Bluemonte Global Equity ETF

Ticker: BINT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Global Equity ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Global Equity ETF	$20	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide capital growth. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 26.28% since its inception on June 20, 2025, while the MSCI ACWI Index, the Fund’s broad-based index, gained 23.30%.

The Fund significantly outperformed its benchmark for the fiscal period, largely due to an overweight to international equities as compared to the benchmark. The Fund maintains approximately 65% international exposure versus the benchmark at 35%. During this time period, international equities returned approximately 27%, significantly outpacing the domestic market.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Global Equity ETF	26.28%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.30%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Global Equity ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†
Jun/25	$10,000	$10,000
Jun/25	$10,352	$10,368
Sep/25	$10,995	$11,170
Dec/25	$11,476	$11,546
Mar/26	$11,568	$11,187
Apr/26	$12,628	$12,330

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$345,098,033	4	$446,114	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Portfolio Developed World ex-US ETF	29.9%
State Street SPDR Portfolio S&P 500 ETF	28.5%
iShares Core MSCI Emerging Markets ETF	21.0%
Vanguard FTSE Developed Markets ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Global Equity ETF: BINT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BINT-AR-2026

Exchange Traded Concepts Trust

Bluemonte Core Bond ETF

Ticker: BDBT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Core Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Core Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 4.00% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

Fund performance was consistent with the benchmark, largely because the Fund’s positioning is essentially in line with the benchmark. The Fund has an underlying duration of 5.88 years versus 5.78 years for the benchmark. The Fund’s average yield is 4.66% while the average yield of the holdings in the benchmark is 4.34%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Core Bond ETF	4.00%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.30%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Core Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,096	$10,104
Sep/25	$10,302	$10,309
Dec/25	$10,391	$10,423
Mar/26	$10,388	$10,418
Apr/26	$10,400	$10,430

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$448,401,716	6	$636,908	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core U.S. Aggregate Bond ETF	40.0%
Schwab Intermediate-Term U.S. Treasury ETF	25.0%
iShares MBS ETF	15.1%
State Street SPDR Portfolio Corporate Bond ETF	9.9%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Long-Term Bond ETF	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Core Bond ETF: BDBT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BDBT-AR-2026

Exchange Traded Concepts Trust

Bluemonte Short Term Bond ETF

Ticker: BLST

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Short Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Short Term Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 3.37% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

During the time period, rising yields favored lower duration, which contributed to the Fund’s relative performance, as the Fund has significantly lower duration than the benchmark (3.45 years versus the benchmark at 5.78 years). The Fund also maintained slightly higher exposure to corporate fixed income and slightly lower exposure to securitized fixed income.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Short Term Bond ETF	3.37%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.30%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Short Term Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,044	$10,104
Sep/25	$10,196	$10,309
Dec/25	$10,307	$10,423
Mar/26	$10,313	$10,418
Apr/26	$10,337	$10,430

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$156,400,669	3	$219,721	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Short-Term Bond ETF	54.6%
iShares Core U.S. Aggregate Bond ETF	25.1%
Vanguard Short-Term Corporate Bond ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Short Term Bond ETF: BLST

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLST-AR-2026

Exchange Traded Concepts Trust

Bluemonte Long Term Bond ETF

Ticker: BLTD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Long Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Long Term Bond ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 3.82% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based index, gained 4.30%.

The Fund modestly underperformed the benchmark during the time period largely due to a difference in duration exposure. The Fund currently has an average duration of roughly 11 years, versus the benchmark’s duration of 5.78 years. The average yield of the Fund’s portfolio is slightly lower than the benchmark (4.12% vs. 4.34%) in part due to the Fund’s lower exposure to securitized debt. The Fund has less than 10% of its exposure in the securitized space versus the benchmark’s exposure of approximately 25%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Long Term Bond ETF	3.82%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.30%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Long Term Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,140	$10,104
Sep/25	$10,435	$10,309
Dec/25	$10,420	$10,423
Mar/26	$10,391	$10,418
Apr/26	$10,382	$10,430

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,806,963	3	$219,350	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Long-Term Bond ETF	64.4%
iShares Core U.S. Aggregate Bond ETF	25.5%
Vanguard Long-Term Corporate Bond ETF	9.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Long Term Bond ETF: BLTD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLTD-AR-2026

Exchange Traded Concepts Trust

Bluemonte Diversified Income ETF

Ticker: BLUI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the Bluemonte Diversified Income ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to April 30, 2026.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Diversified Income ETF	$18	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

How did the Fund perform in the period?

The Fund seeks to provide total return and income. The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund achieved a return of 7.68% since its inception on June 20, 2025, while the Bloomberg U.S. Aggregate Bond Index, the Funds’ broad-based index, gained 4.30%.

The Fund overperformed the benchmark as the Fund takes a more creative approach to income generation, including investment grade, high yield, levered loans, and income linked equity plays (such as preferred stocks). During this time period, these assets outperformed the underlying benchmark, which drove the Fund’s outperformance. This was particularly true for the first few months of 2026 when the bulk of the performance gap was generated.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Cumulative Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
Bluemonte Diversified Income ETF	7.68%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	4.30%

Since its inception on June 20, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 833-537-3863 or visit https://www.bluemontefunds.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Table Summary
	Bluemonte Diversified Income ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000
Jun/25	$10,068	$10,104
Sep/25	$10,289	$10,309
Dec/25	$10,405	$10,423
Mar/26	$10,553	$10,418
Apr/26	$10,768	$10,430

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$101,898,453	7	$148,527	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Bloomberg High Yield Bond ETF	19.9%
PIMCO Active Bond Exchange-Traded Fund	19.6%
MFS Active Core Plus Bond ETF	19.6%
Cohen & Steers Real Estate Active ETF	10.8%
Global X MLP ETF	10.0%
First Trust Senior Loan ETF	9.8%
Cohen & Steers Preferred and Income Opportunities Active ETF	9.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Bluemonte Diversified Income ETF: BLUI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

BLUI-AR-2026

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)    The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$211,725	N/A	N/A	$79,275	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$49,000	N/A	N/A	$17,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $49,000 and $17,500, respectively.

(h)       Not Applicable.

(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)       The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Bluemonte Large Cap Core ETF (BLUC)

Bluemonte Large Cap Growth ETF (BLGR)

Bluemonte Large Cap Value ETF (BVAL)

Bluemonte Dynamic Total Market ETF (BLUX)

Bluemonte Global Equity ETF (BINT)

Bluemonte Core Bond ETF (BDBT)

Bluemonte Short Term Bond ETF (BLST)

Bluemonte Long Term Bond ETF (BLTD)

Bluemonte Diversified Income ETF (BLUI)

Annual Financials and Other Information

April 30, 2026

Bluemonte

Table of Contents

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-537-3863

•   https://www.bluemontefunds.com/investor-materials

Bluemonte

Large Cap Core ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.3%

Domestic Equity — 99.3%
iShares Morningstar U.S. Equity ETF	586,621	$58,304,261
State Street SPDR Portfolio S&P 500 ETF†	1,397,096	118,138,438
Vanguard Growth ETF†	1,220,586	101,516,138
Vanguard Value ETF	70,173	14,510,373
		292,469,210
Total Exchange-Traded Funds (Cost $258,697,505)		292,469,210

Total Investments — 99.3% (Cost $258,697,505)		$292,469,210

Percentages are based on Net Assets of $294,389,550.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Growth ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Growth ETF†	1,896,553	$62,415,559
State Street SPDR Portfolio S&P 500 ETF	261,437	22,107,113
State Street SPDR Portfolio S&P 500 Growth ETF†	1,122,454	126,152,605
Vanguard Russell 1000 Growth ETF	252,343	30,977,627
		241,652,904
Total Exchange-Traded Funds (Cost $208,460,181)		241,652,904

Total Investments — 99.2% (Cost $208,460,181)		$241,652,904

Percentages are based on Net Assets $243,565,415.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Value ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Value ETF†	2,249,020	$73,025,679
State Street SPDR Portfolio S&P 500 ETF	445,966	37,710,885
State Street SPDR Portfolio S&P 500 Value ETF†	1,393,387	83,436,014
Vanguard Russell 1000 Value ETF	488,412	49,544,513
		243,717,091
Total Exchange-Traded Funds (Cost $214,191,161)		243,717,091

Total Investments — 99.2% (Cost $214,191,161)		$243,717,091

Percentages are based on Net Assets of $245,655,312.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.8%

Domestic Equity — 99.8%
iShares Morningstar Small-Cap Value ETF	1,029,209	$76,671,439
Schwab U.S. Small-Cap ETF	812,302	26,334,831
State Street SPDR Portfolio S&P 500 ETF†	2,872,677	242,913,567
Vanguard Russell 2000 ETF†	1,377,649	154,765,089
		500,684,926
Total Exchange-Traded Funds (Cost $441,251,534)		500,684,926

Total Investments — 99.8% (Cost $441,251,534)		$500,684,926

Percentages are based on Net Assets of $501,551,274.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.3%

Domestic Equity — 28.5%
State Street SPDR Portfolio S&P 500 ETF†	1,162,386	$98,291,360

International Equity — 70.8%
iShares Core MSCI Emerging Markets ETF	923,516	72,486,771
State Street SPDR Portfolio Developed World ex-US ETF†	2,108,679	103,262,010
Vanguard FTSE Developed Markets ETF	999,121	68,739,525
		244,488,306
Total Exchange-Traded Funds (Cost $300,044,756)		342,779,666

Total Investments — 99.3% (Cost $300,044,756)		$342,779,666

Percentages are based on Net Assets of $345,098,033.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Core Bond ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.9%

Domestic Fixed Income — 99.9%
iShares Core U.S. Aggregate Bond ETF†	1,809,705	$179,341,765
iShares MBS ETF	715,084	67,775,662
Schwab Intermediate-Term U.S. Treasury ETF	4,508,182	111,847,995
State Street SPDR Portfolio Corporate Bond ETF	1,536,727	44,580,450
Vanguard Long-Term Bond ETF	318,644	21,782,504
Vanguard Short-Term Corporate Bond ETF	284,899	22,583,944
		447,912,320
Total Exchange-Traded Funds (Cost $449,517,609)		447,912,320

Total Investments — 99.9% (Cost $449,517,609)		$447,912,320

Percentages are based on Net Assets of $448,401,716.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Short Term Bond ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.6%

Domestic Fixed Income — 99.6%
iShares Core U.S. Aggregate Bond ETF†	395,171	$39,161,446
Vanguard Short-Term Bond ETF†	1,091,239	85,454,926
Vanguard Short-Term Corporate Bond ETF	392,813	31,138,287
		155,754,659
Total Exchange-Traded Funds (Cost $156,094,210)		155,754,659

Total Investments — 99.6% (Cost $156,094,210)		$155,754,659

Percentages are based on Net Assets of $156,400,669.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Long Term Bond ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.8%

Domestic Fixed Income — 99.8%
iShares Core U.S. Aggregate Bond ETF†	392,930	$38,939,363
Vanguard Long-Term Bond ETF†	1,438,866	98,360,880
Vanguard Long-Term Corporate Bond ETF	203,408	15,176,271
		152,476,514
Total Exchange-Traded Funds (Cost $154,360,707)		152,476,514

Total Investments — 99.8% (Cost $154,360,707)		$152,476,514

Percentages are based on Net Assets of $152,806,963.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Diversified Income ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.5%

Domestic Equity — 20.8%
Cohen & Steers Real Estate Active ETF	383,620	$10,990,713
Global X MLP ETF	182,768	10,147,279
		21,137,992

Domestic Fixed Income — 78.7%
Cohen & Steers Preferred and Income Opportunities Active ETF	384,226	9,980,270
First Trust Senior Loan ETF	221,994	10,005,270
MFS Active Core Plus Bond ETF	800,880	19,973,947
PIMCO Active Bond Exchange-Traded Fund	216,939	20,027,808
State Street SPDR Bloomberg High Yield Bond ETF	209,144	20,251,414
		80,238,709
Total Exchange-Traded Funds (Cost $99,300,418)		101,376,701

Total Investments — 99.5% (Cost $99,300,418)		$101,376,701

Percentages are based on Net Assets of $101,898,453.

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

April 30, 2026

	Bluemonte Large Cap Core ETF	Bluemonte Large Cap Growth ETF	Bluemonte Large Cap Value ETF
Assets:
Investments, at Cost	$258,697,505	$208,460,181	$214,191,161
Investments, at Fair Value	$292,469,210	$241,652,904	$243,717,091
Cash and Cash Equivalents	1,965,295	1,949,566	1,976,078
Total Assets	294,434,505	243,602,470	245,693,169

Liabilities:
Advisory Fees Payable – Net	44,955	37,055	37,857
Total Liabilities	44,955	37,055	37,857

Net Assets	$294,389,550	$243,565,415	$245,655,312

Net Assets Consist of:
Paid-in Capital	$260,327,384	$210,216,511	$215,550,211
Total Distributable Earnings (Accumulated Losses)	34,062,166	33,348,904	30,105,101
Net Assets	$294,389,550	$243,565,415	$245,655,312

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	9,842,062	8,042,975	8,202,663
Net Asset Value, Offering and Redemption Price Per Share	$29.91	$30.28	$29.95

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

April 30, 2026 (Continued)

	Bluemonte Dynamic Total Market ETF	Bluemonte Global Equity ETF	Bluemonte Core Bond ETF
Assets:
Investments, at Cost	$441,251,534	$300,044,756	$449,517,609
Investments, at Fair Value	$500,684,926	$342,779,666	$447,912,320
Cash and Cash Equivalents	942,974	2,370,854	561,960
Total Assets	501,627,900	345,150,520	448,474,280

Liabilities:
Advisory Fees Payable – Net	76,626	52,487	72,564
Total Liabilities	76,626	52,487	72,564

Net Assets	$501,551,274	$345,098,033	$448,401,716

Net Assets Consist of:
Paid-in Capital	$441,765,520	$301,210,271	$450,010,400
Total Distributable Earnings (Accumulated Losses)	59,785,754	43,887,762	(1,608,684)
Net Assets	$501,551,274	$345,098,033	$448,401,716

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	16,485,540	11,055,569	17,799,599
Net Asset Value, Offering and Redemption Price Per Share	$30.42	$31.21	$25.19

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

April 30, 2026 (Concluded)

	Bluemonte Short Term Bond ETF	Bluemonte Long Term Bond ETF	Bluemonte Diversified Income ETF
Assets:
Investments, at Cost	$156,094,210	$154,360,707	$99,300,418
Investments, at Fair Value	$155,754,659	$152,476,514	$101,376,701
Cash and Cash Equivalents	671,172	355,250	463,681
Dividends Receivable	—	—	74,474
Total Assets	156,425,831	152,831,764	101,914,856

Liabilities:
Advisory Fees Payable – Net	25,162	24,801	16,403
Total Liabilities	25,162	24,801	16,403

Net Assets	$156,400,669	$152,806,963	$101,898,453

Net Assets Consist of:
Paid-in Capital	$156,740,689	$154,697,233	$99,918,271
Total Distributable Earnings (Accumulated Losses)	(340,020)	(1,890,270)	1,980,182
Net Assets	$156,400,669	$152,806,963	$101,898,453

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	6,238,975	6,097,508	3,947,920
Net Asset Value, Offering and Redemption Price Per Share	$25.07	$25.06	$25.81

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended April 30, 2026

	Bluemonte Large Cap Core ETF†	Bluemonte Large Cap Growth ETF†	Bluemonte Large Cap Value ETF†
Investment Income:
Dividend Income	$1,989,578	$953,574	$2,987,484
Interest Income	44,660	43,502	42,663
Less: Foreign Taxes Withheld	(6)	(2)	(3)
Total Investment Income	2,034,232	997,074	3,030,144

Expenses:
Advisory Fees	494,449	410,842	411,506
Total Expenses	494,449	410,842	411,506

Less:
Waiver of Advisory Fees (Note 3)	(98,893)	(82,171)	(82,304)
Net Expenses	395,556	328,671	329,202

Net Investment Income (Loss)	1,638,676	668,403	2,700,942

Net Realized Gain (Loss) on:
Investments(1)	16,063,968	11,089,283	10,922,306
Capital Gain Distributions from Underlying Funds	204	156	157
Net Realized Gain (Loss)	16,064,172	11,089,439	10,922,463

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,747,671	20,848,657	20,744,739
Net Change in Unrealized Appreciation (Depreciation)	20,747,671	20,848,657	20,744,739

Net Realized and Unrealized Gain (Loss)	36,811,843	31,938,096	31,667,202

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,450,519	$32,606,499	$34,368,144

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended April 30, 2026 (Continued)

	Bluemonte Dynamic Total Market ETF†	Bluemonte Global Equity ETF†	Bluemonte Core Bond ETF†
Investment Income:
Dividend Income	$4,422,514	$4,907,910	$12,698,794
Interest Income	43,072	39,379	51,022
Less: Foreign Taxes Withheld	(76)	(5)	—
Total Investment Income	4,465,510	4,947,284	12,749,816

Expenses:
Advisory Fees	822,632	557,646	796,141
Total Expenses	822,632	557,646	796,141

Less:
Waiver of Advisory Fees (Note 3)	(164,531)	(111,532)	(159,233)
Net Expenses	658,101	446,114	636,908

Net Investment Income (Loss)	3,807,409	4,501,170	12,112,908

Net Realized Gain (Loss) on:
Investments(1)	31,144,900	21,101,611	1,878,352
Capital Gain Distributions from Underlying Funds	440	215	—
Net Realized Gain (Loss)	31,145,340	21,101,826	1,878,352

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	40,244,187	31,781,104	(2,586,951)

Net Change in Unrealized Appreciation (Depreciation)	40,244,187	31,781,104	(2,586,951)

Net Realized and Unrealized Gain (Loss)	71,389,527	52,882,930	(708,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	$75,196,936	$57,384,100	$11,404,309

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended April 30, 2026 (Concluded)

	Bluemonte Short Term Bond ETF†	Bluemonte Long Term Bond ETF†	Bluemonte Diversified Income ETF†
Investment Income:
Dividend Income	$4,239,156	$4,834,844	$4,055,001
Interest Income	23,973	19,673	20,968
Total Investment Income	4,263,129	4,854,517	4,075,969

Expenses:
Advisory Fees	274,653	274,190	185,660
Total Expenses	274,653	274,190	185,660

Less:
Waiver of Advisory Fees (Note 3)	(54,932)	(54,840)	(37,133)
Net Expenses	219,721	219,350	148,527

Net Investment Income (Loss)	4,043,408	4,635,167	3,927,442

Net Realized Gain (Loss) on:
Investments(1)	171,878	591,706	855,557
Net Realized Gain (Loss)	171,878	591,706	855,557

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(505,071)	(2,000,364)	1,334,024

Net Change in Unrealized Appreciation (Depreciation)	(505,071)	(2,000,364)	1,334,024

Net Realized and Unrealized Gain (Loss)	(333,193)	(1,408,658)	2,189,581

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,710,215	$3,226,509	$6,117,023

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

Bluemonte Large Cap Core ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$1,638,676
Net Realized Gain (Loss)(1)	16,064,172
Net Change in Unrealized Appreciation (Depreciation)	20,747,671
Net Increase (Decrease) in Net Assets Resulting from Operations	38,450,519

Distributions:	(1,345,655)

Capital Share Transactions:
Issued	264,314,828
Issuances in Connection with In-Kind Contribution (see Note 1)	48,264,455
Redeemed	(55,294,597)
Increase (Decrease) in Net Assets from Capital Share Transactions	257,284,686

Total Increase (Decrease) in Net Assets	294,389,550

Net Assets:
Beginning of Period	—
End of Period	$294,389,550

Share Transactions:
Issued	9,980,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,932,062
Redeemed	(2,070,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	9,842,062

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Large Cap Growth ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$668,403
Net Realized Gain (Loss)(1)	11,089,439
Net Change in Unrealized Appreciation (Depreciation)	20,848,657
Net Increase (Decrease) in Net Assets Resulting from Operations	32,606,499

Distributions:	(512,933)

Capital Share Transactions:
Issued	198,782,568
Issuances in Connection with In-Kind Contribution (see Note 1)	40,075,291
Redeemed	(27,386,010)
Increase (Decrease) in Net Assets from Capital Share Transactions	211,471,849

Total Increase (Decrease) in Net Assets	243,565,415

Net Assets:
Beginning of Period	—
End of Period	$243,565,415

Share Transactions:
Issued	7,450,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,602,975
Redeemed	(1,010,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,042,975

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Large Cap Value ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$2,700,942
Net Realized Gain (Loss)(1)	10,922,463
Net Change in Unrealized Appreciation (Depreciation)	20,744,739
Net Increase (Decrease) in Net Assets Resulting from Operations	34,368,144

Distributions:	(2,122,277)

Capital Share Transactions:
Issued	219,732,056
Issuances in Connection with In-Kind Contribution (see Note 1)	37,311,387
Redeemed	(43,633,998)
Increase (Decrease) in Net Assets from Capital Share Transactions	213,409,445

Total Increase (Decrease) in Net Assets	245,655,312

Net Assets:
Beginning of Period	—
End of Period	$245,655,312

Share Transactions:
Issued	8,360,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,492,663
Redeemed	(1,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,202,663

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Dynamic Total Market ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$3,807,409
Net Realized Gain (Loss)(1)	31,145,340
Net Change in Unrealized Appreciation (Depreciation)	40,244,187
Net Increase (Decrease) in Net Assets Resulting from Operations	75,196,936

Distributions:	(3,723,686)

Capital Share Transactions:
Issued	585,122,811
Issuances in Connection with In-Kind Contribution (see Note 1)	75,886,080
Redeemed	(230,930,867)
Increase (Decrease) in Net Assets from Capital Share Transactions	430,078,024

Total Increase (Decrease) in Net Assets	501,551,274

Net Assets:
Beginning of Period	—
End of Period	$501,551,274

Share Transactions:
Issued	21,930,000
Issuances in Connection with In-Kind Contribution (see Note 1)	3,035,540
Redeemed	(8,480,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	16,485,540

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Global Equity ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$4,501,170
Net Realized Gain (Loss)(1)	21,101,826
Net Change in Unrealized Appreciation (Depreciation)	31,781,104
Net Increase (Decrease) in Net Assets Resulting from Operations	57,384,100

Distributions:	(3,062,139)

Capital Share Transactions:
Issued	423,310,304
Issuances in Connection with In-Kind Contribution (see Note 1)	53,149,260
Redeemed	(185,683,492)
Increase (Decrease) in Net Assets from Capital Share Transactions	290,776,072

Total Increase (Decrease) in Net Assets	345,098,033

Net Assets:
Beginning of Period	—
End of Period	$345,098,033

Share Transactions:
Issued	15,770,000
Issuances in Connection with In-Kind Contribution (see Note 1)	2,125,569
Redeemed	(6,840,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	11,055,569

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Core Bond ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$12,112,908
Net Realized Gain (Loss)(1)	1,878,352
Net Change in Unrealized Appreciation (Depreciation)	(2,586,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,404,309

Distributions:	(12,142,500)

Return of Capital:	(70,063)
Total Distributions	(12,212,563)

Capital Share Transactions:
Issued	491,460,211
Issuances in Connection with In-Kind Contribution (see Note 1)	39,995,638
Redeemed	(82,245,879)
Increase (Decrease) in Net Assets from Capital Share Transactions	449,209,970

Total Increase (Decrease) in Net Assets	448,401,716

Net Assets:
Beginning of Period	—
End of Period	$448,401,716

Share Transactions:
Issued	19,440,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,599,599
Redeemed	(3,240,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	17,799,599

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Short Term Bond ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$4,043,408
Net Realized Gain (Loss)(1)	171,878
Net Change in Unrealized Appreciation (Depreciation)	(505,071)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,710,215

Distributions:	(4,043,736)

Return of Capital:	(23,402)
Total Distributions	(4,067,138)

Capital Share Transactions:
Issued	156,557,306
Issuances in Connection with In-Kind Contribution (see Note 1)	9,724,565
Redeemed	(9,524,279)
Increase (Decrease) in Net Assets from Capital Share Transactions	156,757,592

Total Increase (Decrease) in Net Assets	156,400,669

Net Assets:
Beginning of Period	—
End of Period	$156,400,669

Share Transactions:
Issued	6,230,000
Issuances in Connection with In-Kind Contribution (see Note 1)	388,975
Redeemed	(380,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,238,975

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Continued)

Bluemonte Long Term Bond ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$4,635,167
Net Realized Gain (Loss)(1)	591,706
Net Change in Unrealized Appreciation (Depreciation)	(2,000,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,226,509

Distributions:	(4,645,531)

Return of Capital:	(23,908)
Total Distributions	(4,669,439)

Capital Share Transactions:
Issued	166,132,571
Issuances in Connection with In-Kind Contribution (see Note 1)	8,187,021
Redeemed	(20,069,699)
Increase (Decrease) in Net Assets from Capital Share Transactions	154,249,893

Total Increase (Decrease) in Net Assets	152,806,963

Net Assets:
Beginning of Period	—
End of Period	$152,806,963

Share Transactions:
Issued	6,550,000
Issuances in Connection with In-Kind Contribution (see Note 1)	327,508
Redeemed	(780,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,097,508

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Concluded)

Bluemonte Diversified Income ETF
Period Ended April 30, 2026†
Operations:
Net Investment Income (Loss)	$3,927,442
Net Realized Gain (Loss)(1)	855,557
Net Change in Unrealized Appreciation (Depreciation)	1,334,024
Net Increase (Decrease) in Net Assets Resulting from Operations	6,117,023

Distributions:	(3,811,507)

Capital Share Transactions:
Issued	110,389,510
Issuances in Connection with In-Kind Contribution (see Note 1)	10,949,429
Redeemed	(21,746,002)
Increase (Decrease) in Net Assets from Capital Share Transactions	99,592,937

Total Increase (Decrease) in Net Assets	101,898,453

Net Assets:
Beginning of Period	—
End of Period	$101,898,453

Share Transactions:
Issued	4,360,000
Issuances in Connection with In-Kind Contribution (see Note 1)	437,920
Redeemed	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,947,920

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Core ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$24.98
Investment Activities
Net Investment income (loss)*	0.20
Net realized and unrealized gain (loss)	4.89
Total from investment activities	5.09

Distributions to shareholders from:
Net Investment Income	(0.16)
Total Distributions	(0.16)
Net Asset Value, end of period	$29.91

Net Asset Value, Total Return (%)(1)	20.42
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	0.83	(2)(4)

Supplemental Data
Net Assets end of period (000)	$294,390
Portfolio turnover rate(%)(5)	—

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.10
Net realized and unrealized gain (loss)	5.25
Total from investment activities	5.35

Distributions to shareholders from:
Net Investment Income	(0.07)
Total Distributions	(0.07)
Net Asset Value, end of period	$30.28

Net Asset Value, Total Return (%)(1)	21.45
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	0.41	(2)(4)

Supplemental Data
Net Assets end of period (000)	$243,565
Portfolio turnover rate(%)(5)	—

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Value ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.39
Net realized and unrealized gain (loss)	4.86
Total from investment activities	5.25

Distributions to shareholders from:
Net Investment Income	(0.30)
Total Distributions	(0.30)
Net Asset Value, end of period	$29.95

Net Asset Value, Total Return (%)(1)	21.12
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.64	(2)(4)

Supplemental Data
Net Assets end of period (000)	$245,655
Portfolio turnover rate(%)(5)	—

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.28
Net realized and unrealized gain (loss)	5.41
Total from investment activities	5.69

Distributions to shareholders from:
Net Investment Income	(0.24)
Net realized capital gains	(0.03)
Total Distributions	(0.27)
Net Asset Value, end of period	$30.42

Net Asset Value, Total Return (%)(1)	22.85
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.16	(2)(4)

Supplemental Data
Net Assets end of period (000)	$501,551
Portfolio turnover rate(%)(5)	36

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.49
Net realized and unrealized gain (loss)	6.04
Total from investment activities	6.53

Distributions to shareholders from:
Net Investment Income	(0.32)
Total Distributions	(0.32)
Net Asset Value, end of period	$31.21

Net Asset Value, Total Return (%)(1)	26.28
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	2.02	(2)(4)

Supplemental Data
Net Assets end of period (000)	$345,098
Portfolio turnover rate(%)(5)	45

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Core Bond ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.84
Net realized and unrealized gain (loss)	0.15	**
Total from investment activities	0.99

Distributions to shareholders from:
Net Investment Income	(0.80)
Net realized capital gains	—	(1)
Return of capital	—	(1)
Total Distributions	(0.80)
Net Asset Value, end of period	$25.19

Net Asset Value, Total Return (%)(2)	4.00
Ratios to Average Net Assets
Expenses (%)	0.20	(3)(4)
Expenses excluding waivers (%)	0.25	(3)(4)
Net investment income (loss) (%)	3.80	(3)(5)

Supplemental Data
Net Assets end of period (000)	$448,402
Portfolio turnover rate(%)(6)	8

*       Per share data calculated using average shares method.

**     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†       Commenced operations on June 20, 2025.

(1)         Amount represents less than $0.01.

(2)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)         Annualized.

(4)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(5)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(6)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Short Term Bond ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.80
Net realized and unrealized gain (loss)	0.04	**
Total from investment activities	0.84

Distributions to shareholders from:
Net Investment Income	(0.77)
Return of capital	—	(1)
Total Distributions	(0.77)
Net Asset Value, end of period	$25.07

Net Asset Value, Total Return (%)(2)	3.37
Ratios to Average Net Assets
Expenses (%)	0.20	(3)(4)
Expenses excluding waivers (%)	0.25	(3)(4)
Net investment income (loss) (%)	3.68	(3)(5)

Supplemental Data
Net Assets end of period (000)	$156,401
Portfolio turnover rate(%)(6)	—

*       Per share data calculated using average shares method.

**     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†       Commenced operations on June 20, 2025.

(1)         Amount represents less than $0.01.

(2)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)         Annualized.

(4)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(5)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(6)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Long Term Bond ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	0.93
Net realized and unrealized gain (loss)	0.03	**
Total from investment activities	0.96

Distributions to shareholders from:
Net Investment Income	(0.90)
Net realized capital gains	—	(1)
Return of capital	—	(1)
Total Distributions	(0.90)
Net Asset Value, end of period	$25.06

Net Asset Value, Total Return (%)(2)	3.82
Ratios to Average Net Assets
Expenses (%)	0.20	(3)(4)
Expenses excluding waivers (%)	0.25	(3)(4)
Net investment income (loss) (%)	4.23	(3)(5)

Supplemental Data
Net Assets end of period (000)	$152,807
Portfolio turnover rate(%)(6)	5

*       Per share data calculated using average shares method.

**     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†       Commenced operations on June 20, 2025.

(1)         Amount represents less than $0.01.

(2)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)         Annualized.

(4)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(5)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(6)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Diversified Income ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended April 30, 2026†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net Investment income (loss)*	1.16
Net realized and unrealized gain (loss)	0.72
Total from investment activities	1.88

Distributions to shareholders from:
Net Investment Income	(1.07)
Total Distributions	(1.07)
Net Asset Value, end of period	$25.81

Net Asset Value, Total Return (%)(1)	7.68
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	5.29	(2)(4)

Supplemental Data
Net Assets end of period (000)	$101,898
Portfolio turnover rate(%)(5)	41

*       Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF and Bluemonte Diversified Income ETF (each a “Fund”, and collectively the “Funds”).

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The primary objectives of the Funds are as follows:

Bluemonte Large Cap Core ETF seeks to provide capital growth.
Bluemonte Large Cap Growth ETF seeks to provide capital growth.
Bluemonte Large Cap Value ETF seeks to provide capital growth.
Bluemonte Dynamic Total Market ETF seeks to provide capital growth.
Bluemonte Global Equity ETF seeks to provide capital growth.
Bluemonte Core Bond ETF seeks to provide total return and income.
Bluemonte Short Term Bond ETF seeks to provide total return and income.
Bluemonte Long Term Bond ETF seeks to provide total return and income.
Bluemonte Diversified Income ETF seeks to provide total return and income.

In connection with each Fund’s launch, a contribution of securities was made by a certain investor (the “Initial Investor(s)”) to the newly formed Funds. The Initial Investor(s) simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to each Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each Initial Investor’s basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investor’s basis in the Contributed Assets. On June 20, 2025 (“Contribution Date”), the Initial Investor(s) completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investor(s) contributed a total market value on the Contribution Date, which was comprised of a contributed cost basis of assets and unrealized appreciation. The Contribution resulted in the issuance of shares to the Initial Investor(s), as follows:

	Number of Shares	Total Market Value/Total Assets	Cost	Unrealized Appreciation
Bluemonte Large Cap Core ETF	1,932,062	$48,264,455	$35,240,421	$13,024,034
Bluemonte Large Cap Growth ETF	1,602,975	40,075,291	27,731,225	12,344,066
Bluemonte Large Cap Value ETF	1,492,663	37,311,387	28,530,196	8,781,191
Bluemonte Dynamic Total Market ETF	3,035,540	75,886,080	56,696,875	19,189,205
Bluemonte Global Equity ETF	2,125,569	53,149,260	42,195,454	10,953,806
Bluemonte Core Bond ETF	1,599,599	39,995,638	39,013,976	981,662
Bluemonte Short Term Bond ETF	388,975	9,724,565	9,559,045	165,520
Bluemonte Long Term Bond ETF	327,508	8,187,021	8,070,850	116,171
Bluemonte Diversified Income ETF	437,920	10,949,429	10,207,170	742,259

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The Funds commenced operations on June 20, 2025.

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

1. ORGANIZATION (Concluded)

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The valuation techniques used by the Funds to measure fair value during the period ended April 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of April 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each of the Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, and Bluemonte Global Equity ETF pays out dividends from its net investment income quarterly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Each of the Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case,

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee to 0.20% of the average daily net assets for each Fund at least through August 31, 2026. The agreement may be terminated by the Board for any reason at any time and by the Adviser for any reason and upon sixty days’ prior notice to the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

3. SERVICE PROVIDERS (Concluded)

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

RFG Advisory, LLC (the “Sub-Adviser”), an Alabama limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

As part of the arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended April 30, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Bluemonte Large Cap Core ETF	$35,240,421	$24,940
Bluemonte Large Cap Growth ETF	27,731,226	13,469
Bluemonte Large Cap Value ETF	28,530,196	7,287
Bluemonte Dynamic Total Market ETF	199,419,312	141,038,490
Bluemonte Global Equity ETF	161,689,186	117,858,490
Bluemonte Core Bond ETF	73,921,013	28,347,127
Bluemonte Short Term Bond ETF	11,603,171	204,095
Bluemonte Long Term Bond ETF	16,001,572	6,087,805
Bluemonte Diversified Income ETF	47,209,012	35,509,304

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

4. INVESTMENT TRANSACTIONS (Concluded)

For the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the period ended April 30, 2026, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Bluemonte Large Cap Core ETF	$259,468,748	$52,050,692	$16,066,732
Bluemonte Large Cap Growth ETF	195,302,106	25,648,965	11,088,729
Bluemonte Large Cap Value ETF	215,636,812	40,890,866	10,921,957
Bluemonte Dynamic Total Market ETF	576,192,681	224,466,562	30,876,701
Bluemonte Global Equity ETF	416,282,026	181,169,565	21,388,005
Bluemonte Core Bond ETF	483,929,804	81,864,432	1,852,155
Bluemonte Short Term Bond ETF	154,014,275	9,491,018	172,019
Bluemonte Long Term Bond ETF	163,651,410	19,796,176	587,420
Bluemonte Diversified Income ETF	108,338,497	21,593,343	1,067,593

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

At April 30, 2026, the Funds reclassified the following permanent amounts between paid-in capital and distributable earnings (accumulated losses), and the reclassification is primarily related to in-kind redemptions:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
Bluemonte Large Cap Core ETF	$16,066,732	$(16,066,732)
Bluemonte Large Cap Growth ETF	11,088,728	(11,088,728)
Bluemonte Large Cap Value ETF	10,921,957	(10,921,957)
Bluemonte Dynamic Total Market ETF	30,876,701	(30,876,701)
Bluemonte Global Equity ETF	21,388,005	(21,388,005)
Bluemonte Core Bond ETF	1,852,155	(1,852,155)
Bluemonte Short Term Bond ETF	172,019	(172,019)
Bluemonte Long Term Bond ETF	587,419	(587,419)
Bluemonte Diversified Income ETF	1,067,593	(1,067,593)

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

5. TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the period ended April 30, 2026, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Bluemonte Large Cap Core ETF 2026	$1,345,655	$—	$—	$1,345,655
Bluemonte Large Cap Growth ETF 2026	$512,538	$395	$—	$512,933
Bluemonte Large Cap Value ETF 2026	$2,122,277	$—	$—	$2,122,277
Bluemonte Dynamic Total Market ETF 2026	$3,716,537	$7,149	$—	3,723,686
Bluemonte Global Equity ETF 2026	$3,062,139	$—	$—	$3,062,139
Bluemonte Core Bond ETF 2026	$12,142,500	$—	$70,063	$12,212,563
Bluemonte Short Term Bond ETF 2026	$4,043,619	$117	$23,402	$4,067,138
Bluemonte Long Term Bond ETF 2026	$4,645,416	$115	$23,908	$4,669,439
Bluemonte Diversified Income ETF 2026	$3,811,507	$—	$—	$3,811,507

As of April 30, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Bluemonte Large Cap Core ETF	Bluemonte Large Cap Growth ETF	Bluemonte Large Cap Value ETF
Undistributed Ordinary Income	$293,021	$156,181	$578,941
Undistributed Long-Term Capital Gain	—	—	229
Capital Loss Carryforwards	(2,560)	—	—
Unrealized Appreciation (Depreciation)	33,771,705	33,192,723	29,525,930
Other Temporary Differences	—	—	1
Total Distributable Earnings (Accumulated Losses)	$34,062,166	$33,348,904	$30,105,101
	Bluemonte Dynamic Total Market ETF	Bluemonte Global Equity ETF	Bluemonte Core Bond ETF
Undistributed Ordinary Income	$469,841	$1,439,031	$—
Undistributed Long-Term Capital Gain	—	—	2
Capital Loss Carryforwards	—	(286,180)	—
Unrealized Appreciation (Depreciation)	59,315,915	42,734,910	(1,608,687)
Other Temporary Differences	(2)	1	1
Total Distributable Earnings (Accumulated Losses)	$59,785,754	$43,887,762	$(1,608,684)
	Bluemonte Short Term Bond ETF	Bluemonte Long Term Bond ETF	Bluemonte Diversified Income ETF
Undistributed Ordinary Income	$—	$—	$61,949
Post-October Losses	—	(5,578)	(150,885)
Capital Loss Carryforwards	—	—	(56,763)
Unrealized Appreciation (Depreciation)	(340,020)	(1,884,691)	2,125,881
Other Temporary Differences	—	(1)	—
Total Distributable Earnings (Accumulated Losses)	$(340,020)	$(1,890,270)	$1,980,182

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

5. TAX INFORMATION (Concluded)

Post October losses represent losses realized on investment transactions from November 1, 2025 through April 30, 2026, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. As of April 30, 2026, the following capital losses carried forward are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
Bluemonte Large Cap Core ETF	$—	$2,560	$2,560
Bluemonte Global Equity ETF	286,180	—	286,180
Bluemonte Diversified Income ETF	56,763	—	56,763

For Federal income tax purposes, the cost of securities owned at April 30, 2026, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bluemonte Large Cap Core ETF	$258,697,505	$33,771,705	$—	$33,771,705
Bluemonte Large Cap Growth ETF	208,460,181	33,192,723	—	33,192,723
Bluemonte Large Cap Value ETF	214,191,161	29,525,930	—	29,525,930
Bluemonte Dynamic Total Market ETF	441,369,011	59,433,392	(117,477)	59,315,915
Bluemonte Global Equity ETF	300,044,756	42,734,910	—	42,734,910
Bluemonte Core Bond ETF	449,521,007	590,265	(2,198,952)	(1,608,687)
Bluemonte Short Term Bond ETF	156,094,679	—	(340,020)	(340,020)
Bluemonte Long Term Bond ETF	154,361,205	21,232	(1,905,923)	(1,884,691)
Bluemonte Diversified Income ETF	99,250,820	2,311,813	(185,932)	2,125,881

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the period ended April 30 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for creation units. To the extent that these institutions exit the business, reduce their role or are unable to

Bluemonte

Notes to Financial Statements

April 30, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.

Exchange-Traded Funds Risk.    The Fund may invest in shares of ETFs, which subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Market Risk.    Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-Diversification Risk.    The Funds are non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, they can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. OTHER

At April 30, 2026, the records of the Trust, reflected that shares outstanding were held by a small number of Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Bluemonte Large Cap Core ETF	3
Bluemonte Large Cap Growth ETF	3
Bluemonte Large Cap Value ETF	3
Bluemonte Dynamic Total Market ETF	3
Bluemonte Global Equity ETF	4
Bluemonte Core Bond ETF	4
Bluemonte Short Term Bond ETF	4
Bluemonte Long Term Bond ETF	4
Bluemonte Diversified Income ETF	4

Bluemonte

Notes to Financial Statements

April 30, 2026 (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bluemonte

Report of Independent Registered Public Accounting Firm

April 30, 2026

To the Shareholders of Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of April 30, 2026, the related statements of operations and changes in net assets, and financial highlights for the period from June 20, 2025 (commencement of operations) through April 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, changes in net assets, and the financial highlights for the period from June 20, 2025 (commencement of operations) through April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2026

Bluemonte

Notice to Shareholders

April 30, 2026 (Unaudited)

For shareholders that do not have an April 30, 2026, tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2026, tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal period ended April 30, 2026, the Funds are designating the following items with regard to distributions paid during the year.

Fund Name	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Foreign Tax Credit
Bluemonte Large Cap Core ETF	0.00%	0.00%	100.00%	100.00%	77.53%	100.00%	0.00%	0.00%	0.00%	0.00%
Bluemonte Large Cap Growth ETF	0.00%	0.08%	99.92%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%
Bluemonte Large Cap Value ETF	0.00%	0.00%	100.00%	100.00%	81.52%	100.00%	0.00%	0.00%	100.00%	0.00%
Bluemonte Dynamic Total Market ETF	0.00%	0.19%	99.81%	100.00%	65.79%	82.65%	0.00%	0.00%	100.00%	0.00%
Bluemonte Global Equity ETF	0.00%	0.00%	100.00%	100.00%	64.20%	65.81%	0.00%	0.00%	0.00%	0.00%
Bluemonte Core Bond ETF	0.58%	0.00%	99.42%	100.00%	0.00%	0.00%	24.30%	0.00%	100.00%	0.00%
Bluemonte Short Term Bond ETF	0.58%	0.00%	99.42%	100.00%	0.00%	0.00%	29.08%	0.00%	100.00%	0.00%
Bluemonte Long Term Bond ETF	0.51%	0.00%	99.49%	100.00%	0.00%	0.00%	24.11%	0.00%	100.00%	0.00%
Bluemonte Diversified Income ETF	0.00%	0.00%	100.00%	100.00%	14.48%	16.52%	3.28%	0.00%	0.00%	0.00%

(1)         Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)         The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)         U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)         The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)         The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Bluemonte

Other Information (Form N-CSR Items 8-11)

April 30, 2026 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
RFG Advisory, LLC
1400 Urban Center Drive, Suite 475
Vestavia Hills, AL 35242

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•        833-537-3863

•        https://www.bluemontefunds.com/investor-materials

BLU-AR-001-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not Applicable.

(b)       Not Applicable.

Item 19.	Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    Not applicable.

(a)(3)    A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)    Not applicable.

(a)(5)    Not applicable.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

	By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: July 1, 2026